SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - ¥ / shares ¥ / shares in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning	51,290	51,255	50,405
Weighted Average Exercise Price, Outstanding Beginning	¥ 8,971	¥ 8,940	¥ 8,325
Weighted Average Remaining Contractual Term	2 years 4 months 24 days	2 years 6 months 7 days	3 years 6 months 3 days	4 years 4 months 28 days
Number of Options, Granted	5,771	50	870
Weighted Average Exercise Price, Granted	¥ 1	¥ 48,060	¥ 45,140
Weighted Average Remaining Contractual Term, Granted	10 years	9 years 7 months 2 days	9 years 7 months 2 days
Number of Options, Forfeited/cancelled	(635)	(15)	(20)
Weighted Average Exercise Price, Forfeited/cancelled	¥ 14,500	¥ 33,320	¥ 33,320
Number of Options, Exercised	(1,600)
Weighted Average Exercise Price, Exercised	¥ 8,225
Number of Options, Outstanding Ending	54,826	51,290	51,255	50,405
Weighted Average Exercise Price, Outstanding Ending	¥ 7,985	¥ 8,971	¥ 8,940	¥ 8,325
Number of Options, Vested and exercisable Ending	49,005
Weighted Average Exercise Price, Vested and exercisable Ending	¥ 8,884
Weighted Average Remaining Contractual Term, Vested and exercisable	1 year 6 months